Note 12 - Stock Options and Warrants (Details Textual) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2011	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Nov. 30, 2013	Feb. 28, 2013	Dec. 31, 2012	Nov. 30, 2012	Aug. 31, 2008	May 31, 2007
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								120,196
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								106,842
Employee Stock Option [Member] | The 2007 Incentive Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															250,000		125,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								147,471
Employee Stock Option [Member] | General and Administrative Expense [Member]
Allocated Share-based Compensation Expense								$ 1,016,705	$ 953,470	$ 1,182,523
Employee Stock Option [Member] | Minimum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								1 year
Employee Stock Option [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								1 year
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Forfeiture Rate								3.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Employee Stock Option [Member] | Maximum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Employee Stock Option [Member] | Maximum [Member] | Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								1 year
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Forfeiture Rate								10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Employee Stock Option [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year
Employee Stock Option [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								115,883
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 280,428			$ 280,428		$ 585,688
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 73 days		292 days
The 2008 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												100,000				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								68,625
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								31,375
Restricted Stock [Member]
Allocated Share-based Compensation Expense										$ 59,100
Stock Issued During Period, Shares, Restricted Stock Award, Gross					4,500
Share Based Compensation Arrangement, By Share Based Payment Award, Equity Instruments Other Than Options, Total, Fair Value					$ 354,600
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					3,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period					1,500
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 9.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								13.60
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								105
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								$ 105
Secured Debt [Member] | Melody Business Finance LLC [Member] | Remaining One Third Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.20
Secured Debt [Member] | Melody Business Finance LLC [Member] | First Two Thirds Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 25.20
Secured Debt [Member] | Melody Business Finance LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											180,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding			192,000			$ 192,000		$ 444,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			3,900			3,900		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			1,900			1,900		$ 0
Allocated Share-based Compensation Expense			$ 140,474	$ 209,089		$ 436,859	$ 418,298
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.11	$ 0.95		$ 0.12	$ 0.95	$ 13.60	$ 13.40	$ 28.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			294,892			294,892		217,002	199,885	202,750				195,802
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 31.79			$ 31.79		$ 52.20	$ 54.60	$ 54				$ 57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								6 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			189,456			189,456		168,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 45.36			$ 45.36		$ 53.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						5 years 36 days		6 years 109 days
Share Price			3.40			$ 3.40		$ 7.60					$ 49.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5			$ 5
Class Of Warrant Or Right Weighted Warrants Exercisable, Average Remaining Contractual Life								5 years 255 days